Income tax receivables and payables	12 Months Ended
Dec. 31, 2024
Income tax receivables and payables
Income tax receivables and payables

10 Income tax receivables and payables

	December 31, 2024				December 31, 2023
(€ million)	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	695	129	587	40	460	142	1,685	38

Income taxes are described in note 33 — Income taxes.

The opening balance of current income tax payables included €455 million relating to a one-off Solidarity Contribution for 2023, enacted by the Italian Budget Law 2023, the payment of which has occurred in 2024.

Non-current income tax payables include the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €34 million (€33 million at December 31, 2023).